UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/29/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS May 29, 2015* Unaudited

	Principal Amount	Value

Asset-Backed Securities—14.4%

Auto Loan—13.1%

American Credit Acceptance Receivables Trust:
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	$2,765,000	$ 2,775,985
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	740,000	741,662
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	3,240,000	3,248,675
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	995,000	996,590
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,690,000	2,700,799

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	1,295,000	1,339,747
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,345,600
Series 2012-5, Cl. D, 2.35%, 12/10/18	795,000	807,068
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,874,378
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,065,000	1,090,177
Series 2013-5, Cl. B, 1.52%, 1/8/19	1,000,000	1,003,318
Series 2013-5, Cl. C, 2.29%, 11/8/19	4,655,000	4,708,037
Series 2014-1, Cl. E, 3.58%, 8/9/21	675,000	679,932
Series 2014-2, Cl. E, 3.37%, 11/8/21	1,965,000	1,962,376
Series 2014-3, Cl. D, 3.13%, 10/8/20	2,800,000	2,834,080
Series 2014-4, Cl. D, 3.07%, 11/9/20	1,915,000	1,934,232
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	479,566

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,240,179
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	450,237
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	702,810

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,093,224
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	571,695
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	629,963
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,005,000	1,016,926
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,168,426
Series 2015-2, Cl. C, 2.67%, 8/20/20	1,150,000	1,154,122

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,815,000	2,856,444
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	394,072	393,604
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,515,635	1,517,935

CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,566,369
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	753,407

CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	1,466,052	1,461,965
Series 2014-B, Cl. A, 1.11%, 11/15/18[1]	1,013,462	1,008,399
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,477,437	1,472,885
Series 2014-D, Cl. A, 1.49%, 4/15/19[1]	3,659,450	3,665,830

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	308,082	309,077

Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	350,000	349,918
Series 2013-2A, Cl. B, 2.26%, 10/15/21[1]	1,285,000	1,294,869
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,091,263
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,019,791
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	1,595,000	1,606,532

Drive Auto Receivables Trust:
Series 2015-AA, Cl. C, 3.06%, 5/17/21[2]	1,740,000	1,762,653

1      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Drive Auto Receivables Trust: (Continued)
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	$2,210,000	$ 2,208,177

DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	113,959	114,692
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	1,630,409	1,641,135
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	965,000	973,113
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,285,000	2,317,418
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,923,505
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,827,717
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,425,991
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,230,000	1,236,531

Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	3,870,000	3,884,029
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	1,700,000	1,735,402
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,225,000	1,232,719
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,239,184
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	300,078	299,612
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	622,752

First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	794,240	800,809
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,135,000	1,159,816
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,380,000	1,397,710
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	910,246
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,000,000	4,025,514
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,549,037
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,210,000	1,221,849

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	696,249	695,382
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,586,272	1,585,350

GM Financial Automobile Leasing Trust:
Series 2014-1A, Cl. D, 2.51%, 3/20/19[1]	320,000	321,382
Series 2015-1, Cl. D, 3.01%, 3/20/20	1,680,000	1,688,435

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	1,446,000	1,445,131

Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.485%, 10/25/19[1,3]	815,000	815,338

Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.435%, 9/25/18[1,3]	2,055,000	2,056,129

Santander Drive Auto Receivables Trust:
Series 2012-5, Cl. D, 3.30%, 9/17/18	1,516,000	1,549,853
Series 2012-6, Cl. D, 2.52%, 9/17/18	1,585,000	1,597,176
Series 2013-3, Cl. C, 1.81%, 4/15/19	4,000,000	4,021,378
Series 2013-4, Cl. C, 3.25%, 1/15/20	3,000,000	3,091,878
Series 2013-4, Cl. D, 3.92%, 1/15/20	2,785,000	2,888,619
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,473,108
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,223,000	2,252,151
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	1,695,000	1,771,494
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,020,000	3,042,442
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	996,549
Series 2014-3, Cl. C, 2.13%, 8/17/20	1,270,000	1,281,374
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,175,000	1,195,621
Series 2015-1, Cl. D, 3.24%, 4/15/21	1,795,000	1,816,526

2      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Santander Drive Auto Receivables Trust: (Continued)
Series 2015-2, Cl. D, 3.02%, 4/15/21	$1,960,000	$ 1,961,881

SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	12,301	12,320
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	830,000	840,494
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	754,200

TCF Auto Receivables Owner Trust, Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	595,953

United Auto Credit Securitization Trust:
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	271,721	271,974
Series 2014-1, Cl. D, 2.38%, 10/15/18[1]	980,000	973,092
Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,565,000	1,570,048

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	860,000	858,499
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,076,055

		141,927,535

Equipment—0.7%

CLI Funding V LLC:
Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	2,678,456	2,701,228
Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	3,620,708	3,661,479

Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 0%, 2/25/32[4,5]	4,765,232	507,930

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	677,647	679,611

		7,550,248

Home Equity Loan—0.6%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,891,127	2,881,131

TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	2,712,500	2,740,188
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	547,397	544,106

		6,165,425

Total Asset-Backed Securities (Cost $154,722,933)		155,643,208

Mortgage-Backed Obligations—31.9%

Government Agency—17.6%

FHLMC/FNMA/FHLB/Sponsored—17.1%

Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	29,040	30,384
5.00%, 7/1/33-6/1/34	931,825	1,041,695
5.50%, 9/1/39	3,054,825	3,444,836
6.00%, 1/1/22-7/1/24	1,016,152	1,157,668
6.50%, 4/1/18-4/1/34	525,197	591,754
7.00%, 8/1/16-3/1/35	2,215,786	2,641,993
7.50%, 1/1/32-2/1/32	1,377,150	1,650,356
8.00%, 4/1/16	10,000	10,098
9.00%, 8/1/22-5/1/25	35,711	39,508
11.50%, 6/1/20-11/17/20	389	389

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 4.085%, 2/1/28[5]	82,015	14,190

3      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 205, Cl. IO, 11.787%, 9/1/29[5]	$562,936	$ 136,343
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	192,640	50,227
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	216,096	40,371

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	12,571	13,990
Series 1644, Cl. S, 2.137%, 12/15/23[3]	2,544,013	2,635,785
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,336,799	1,496,781
Series 2116, Cl. ZA, 6.00%, 1/15/29	720,902	826,604
Series 2148, Cl. ZA, 6.00%, 4/15/29	1,116,271	1,283,912
Series 2220, Cl. PD, 8.00%, 3/15/30	90,679	107,201
Series 2326, Cl. ZP, 6.50%, 6/15/31	140,421	157,522
Series 2344, Cl. FP, 1.136%, 8/15/31[3]	197,286	203,284
Series 2368, Cl. PR, 6.50%, 10/15/31	547,824	614,787
Series 2427, Cl. ZM, 6.50%, 3/15/32	519,783	607,647
Series 2451, Cl. FD, 1.186%, 3/15/32[3]	128,076	132,177
Series 2461, Cl. PZ, 6.50%, 6/15/32	302,257	351,381
Series 2464, Cl. FI, 1.186%, 2/15/32[3]	122,025	125,305
Series 2465, Cl. PG, 6.50%, 6/15/32	420,806	493,194
Series 2470, Cl. LF, 1.186%, 2/15/32[3]	122,384	125,674
Series 2517, Cl. GF, 1.186%, 2/15/32[3]	96,990	99,597
Series 2551, Cl. LF, 0.686%, 1/15/33[3]	13,363	13,482
Series 2668, Cl. AZ, 4.00%, 9/15/18	165,541	172,118
Series 3015, Cl. GM, 5.00%, 8/15/35	6,344,552	6,990,830
Series 3465, Cl. HA, 4.00%, 7/15/17	18,895	18,954
Series 3848, Cl. WL, 4.00%, 4/15/40	1,056,624	1,089,318
Series 3917, Cl. BA, 4.00%, 6/15/38	794,117	831,150

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 53.683%, 7/17/28[5]	125,770	27,228
Series 2079, Cl. S, 0.00%, 7/17/28[4,5]	226,707	52,330
Series 2122, Cl. S, 30.765%, 2/15/29[5]	648,735	156,928
Series 2304, Cl. SK, 39.305%, 6/15/29[5]	682,491	163,277
Series 2493, Cl. S, 45.539%, 9/15/29[5]	166,561	43,189
Series 2526, Cl. SE, 28.412%, 6/15/29[5]	265,452	63,203
Series 2795, Cl. SH, 7.939%, 3/15/24[5]	1,945,578	260,748
Series 2920, Cl. S, 52.472%, 1/15/35[5]	1,633,295	323,387
Series 2922, Cl. SE, 5.383%, 2/15/35[5]	373,336	72,568
Series 2981, Cl. AS, 0.00%, 5/15/35[4,5]	1,603,378	324,101
Series 3004, Cl. SB, 99.999%, 7/15/35[5]	2,183,624	355,287
Series 3201, Cl. SG, 1.437%, 8/15/36[5]	1,008,849	190,185
Series 3397, Cl. GS, 15.528%, 12/15/37[5]	251,993	53,204
Series 3424, Cl. EI, 11.082%, 4/15/38[5]	179,284	25,597
Series 3450, Cl. BI, 8.101%, 5/15/38[5]	2,766,115	470,455
Series 3606, Cl. SN, 0.213%, 12/15/39[5]	611,978	113,964
Series 3659, Cl. IE, 0.00%, 3/15/19[4,5]	1,793,602	110,793
Series 3685, Cl. EI, 0.00%, 3/15/19[4,5]	1,257,621	64,943

Federal National Mortgage Assn.:
3.00%, 6/15/30[6]	40,000	41,772
3.50%, 6/1/45[6]	33,790,000	35,286,793
4.00%, 6/1/45[6]	40,580,000	43,328,655

4      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn.: (Continued)
4.50%, 6/1/30[6]	$2,295,000	$ 2,395,801
5.00%, 6/25/45[6]	17,462,000	19,423,256

Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	2,839,945	2,977,955
5.00%, 12/1/17-6/1/22	4,641,192	4,888,109
5.50%, 2/1/35-5/1/36	898,958	1,021,595
6.00%, 6/1/30-3/1/37	6,753,043	7,750,569
6.50%, 6/1/17-1/1/34	5,408,828	6,239,420
7.00%, 11/1/17-11/1/35	4,194,714	4,975,152
7.50%, 2/1/27-8/1/33	3,574,819	4,333,763
8.00%, 12/1/22	12,705	14,980
8.50%, 7/1/32	29,543	34,158
11.00%, 7/1/16	1,156	1,167
11.50%, 11/1/15	1,781	1,789

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 39.76%, 5/25/23[5]	472,611	72,447
Series 252, Cl. 2, 39.802%, 11/25/23[5]	243,194	37,621
Series 303, Cl. IO, 39.843%, 11/25/29[5]	2,174,501	550,942
Series 319, Cl. 2, 17.842%, 2/25/32[5]	399,571	91,949
Series 321, Cl. 2, 4.435%, 4/25/32[5]	587,990	139,902
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	257,420	53,643
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	1,473,280	181,804
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	856,733	182,102
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	704,782	137,254
Series 351, Cl. 10, 11.177%, 4/25/34[5]	596,647	120,846
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	555,481	110,849
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	413,391	86,230
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	200,907	43,034
Series 362, Cl. 13, 0.853%, 8/25/35[5]	359,405	74,126
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	508,887	110,151

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.221%, 9/25/32[7]	104,757	101,086

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,496,912	1,706,068
Series 1993-87, Cl. Z, 6.50%, 6/25/23	399,329	444,670
Series 1999-54, Cl. LH, 6.50%, 11/25/29	293,005	335,279
Series 2002-29, Cl. F, 1.185%, 4/25/32[3]	130,616	134,053
Series 2002-64, Cl. FJ, 1.185%, 4/25/32[3]	40,207	41,265
Series 2002-68, Cl. FH, 0.683%, 10/18/32[3]	78,413	79,416
Series 2003-112, Cl. AN, 4.00%, 11/25/18	387,169	401,781
Series 2003-116, Cl. FA, 0.585%, 11/25/33[3]	142,399	143,320
Series 2003-130, Cl. CS, 13.731%, 12/25/33[3]	175,636	210,154
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,708,914
Series 2006-11, Cl. PS, 23.889%, 3/25/36[3]	264,634	403,921
Series 2006-46, Cl. SW, 23.522%, 6/25/36[3]	167,185	228,202
Series 2006-50, Cl. KS, 23.523%, 6/25/36[3]	350,679	527,518
Series 2006-50, Cl. SK, 23.523%, 6/25/36[3]	756,962	1,129,938
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,216,415
Series 2010-43, Cl. KG, 3.00%, 1/25/21	460,814	474,615
Series 2011-15, Cl. DA, 4.00%, 3/25/41	696,401	732,966

5      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-3, Cl. KA, 5.00%, 4/25/40	$1,447,624	$ 1,590,846
Series 2011-88, Cl. AB, 2.50%, 9/25/26	703,062	718,182
Series 2012-20, Cl. FD, 0.585%, 3/25/42[3]	479,939	482,380

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-61, Cl. SH, 28.128%, 11/18/31[5]	480,995	117,843
Series 2001-63, Cl. SD, 29.023%, 12/18/31[5]	198,653	45,713
Series 2001-68, Cl. SC, 20.181%, 11/25/31[5]	125,786	30,845
Series 2001-81, Cl. S, 24.803%, 1/25/32[5]	127,363	29,474
Series 2002-28, Cl. SA, 34.058%, 4/25/32[5]	127,755	28,421
Series 2002-38, Cl. SO, 45.341%, 4/25/32[5]	216,839	44,902
Series 2002-39, Cl. SD, 35.977%, 3/18/32[5]	229,178	61,822
Series 2002-41, Cl. S, 55.078%, 7/25/32[5]	797,990	211,390
Series 2002-48, Cl. S, 29.718%, 7/25/32[5]	204,821	50,484
Series 2002-52, Cl. SD, 34.703%, 9/25/32[5]	205,268	50,452
Series 2002-52, Cl. SL, 32.264%, 9/25/32[5]	130,760	32,534
Series 2002-53, Cl. SK, 35.073%, 4/25/32[5]	142,955	35,675
Series 2002-56, Cl. SN, 31.502%, 7/25/32[5]	279,872	68,969
Series 2002-77, Cl. IS, 40.534%, 12/18/32[5]	369,430	98,032
Series 2002-77, Cl. SH, 35.221%, 12/18/32[5]	187,425	45,054
Series 2002-9, Cl. MS, 25.94%, 3/25/32[5]	206,715	46,990
Series 2003-25, Cl. IK, 21.076%, 4/25/33[5]	3,318,427	458,839
Series 2003-33, Cl. SP, 30.98%, 5/25/33[5]	461,406	103,449
Series 2003-4, Cl. S, 30.744%, 2/25/33[5]	281,639	68,721
Series 2005-12, Cl. SC, 8.98%, 3/25/35[5]	178,794	39,754
Series 2005-14, Cl. SE, 37.479%, 3/25/35[5]	1,357,981	230,267
Series 2005-40, Cl. SB, 53.133%, 5/25/35[5]	1,049,034	192,385
Series 2005-52, Cl. JH, 1.818%, 5/25/35[5]	599,935	114,996
Series 2005-6, Cl. SE, 15.405%, 2/25/35[5]	2,151,862	393,108
Series 2007-88, Cl. XI, 28.115%, 6/25/37[5]	648,562	116,240
Series 2008-55, Cl. SA, 13.782%, 7/25/38[5]	310,665	39,293
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	630,149	36,566
Series 2010-95, Cl. DI, 0.00%, 11/25/20[4,5]	2,377,648	143,866
Series 2012-134, Cl. SA, 12.039%, 12/25/42[5]	2,667,392	687,096
Series 2012-40, Cl. PI, 0.00%, 4/25/41[4,5]	1,721,582	332,326

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 7.353%, 6/15/25[5]	3,240,069	82,883

		185,669,104

GNMA/Guaranteed—0.5%

Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	26,763	30,604
7.00%, 1/15/28-8/15/28	201,528	224,805
7.50%, 2/15/22-11/15/26	134,987	144,628
8.00%, 9/15/16-8/15/28	29,571	30,373
8.50%, 8/15/17-12/15/17	43,409	45,429
9.50%, 7/15/18-12/15/19	3,166	3,184
10.00%, 8/15/17-8/15/19	22,144	22,390
10.50%, 12/15/15-12/15/20	31,843	32,099

6      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn. II Pool:
1.625%, 4/20/17[3]	$2,699	$ 2,758
7.00%, 1/20/30	43,523	52,781
11.00%, 10/20/19-7/20/20	35,852	36,139

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 18.833%, 4/16/37[5]	2,462,809	486,417
Series 2011-52, Cl. HS, 9.362%, 4/16/41[5]	4,055,002	805,474

Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	2,339,857	2,771,011
Series 2000-12, Cl. ZA, 8.00%, 2/16/30	553,639	645,415

		5,333,507

Non-Agency—14.3%

Commercial—13.1%

Banc of America Commercial Mortgage Trust, Series 2006-5, Cl. AM, 5.448%, 9/10/47	3,205,000	3,351,036

Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.474%, 7/20/36[3]	4,751,766	4,452,576
Series 2014-R7, Cl. 3A1, 2.617%, 3/26/36[2,3]	2,967,889	3,031,105

BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.23%, 9/26/35[1,3]	730,150	742,522
Series 2012-RR2, Cl. 6A3, 2.65%, 9/26/35[1,3]	1,626,304	1,628,313
Series 2012-RR6, Cl. RR6, 2.404%, 11/26/36[1]	2,366,241	2,366,263

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.68%, 3/25/35[3]	2,268,798	2,294,000
Series 2005-9, Cl. A1, 2.41%, 10/25/35[3]	1,049,331	1,035,608

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[1,4,5]	2,883,751	120,217

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.441%, 1/25/36[3]	1,287,077	1,215,712

CHL Mortgage Pass-Through Trust, Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	2,117,151	2,092,170

Citigroup Commercial Mortgage Trust, Series 2008-C7, Cl. AM, 6.144%, 12/10/49[3]	3,590,000	3,911,556

Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.57%, 10/25/35[3]	4,954,140	4,899,852
Series 2012-8, Cl. 1A1, 2.728%, 10/25/35[1,3]	3,010,834	3,037,077

COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.575%, 10/15/45[1,3]	270,000	273,733
Series 2012-CR5, Cl. E, 4.336%, 12/10/45[1,3]	1,705,000	1,674,348
Series 2013-CR7, Cl. D, 4.353%, 3/10/46[1,3]	1,630,000	1,559,988
Series 2014-UBS3, Cl. D, 4.814%, 6/10/47[1,3]	650,000	632,005

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[4,5]	16,984,082	1,511,507

Commercial Mortgage Trust:
Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[3]	470,000	506,970
Series 2007-GG9, Cl. AM, 5.475%, 3/10/39	4,250,000	4,479,128

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[3]	2,250,000	2,281,276

CSMC, Series 2009-13R, Cl. 4A1, 2.624%, 9/26/36[1,3]	197,573	198,975

DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.557%, 11/10/46[1,3]	400,000	436,586

7      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

FREMF Mortgage Trust:
Series 2011-K701, Cl. C, 4.286%, 7/25/48[1,3]	$3,606,000	$ 3,782,938
Series 2011-K702, Cl. B, 4.776%, 4/25/44[1,3]	1,495,000	1,601,872
Series 2012-K501, Cl. C, 3.428%, 11/25/46[1,3]	2,015,000	2,058,073
Series 2012-K706, Cl. C, 4.027%, 11/25/44[1,3]	3,762,000	3,912,589
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,3]	4,000,000	4,142,056
Series 2012-K708, Cl. C, 3.755%, 2/25/45[1,3]	600,000	618,665
Series 2012-K710, Cl. C, 3.819%, 6/25/47[1,3]	4,250,000	4,391,255
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,3]	1,642,030	1,638,914
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,3]	530,000	521,792
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,3]	530,000	521,120
Series 2013-K30, Cl. C, 3.556%, 6/25/45[1,3]	855,000	839,759
Series 2013-K502, Cl. C, 3.189%, 3/25/45[1,3]	955,000	972,967
Series 2013-K712, Cl. C, 3.368%, 5/25/45[1,3]	4,200,000	4,231,420
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,3]	4,390,000	4,358,212
Series 2014-K714, Cl. C, 3.856%, 1/25/47[1,3]	4,000,000	4,099,436
Series 2014-K715, Cl. C, 4.124%, 2/25/46[1,3]	1,435,000	1,484,337
Series 2015-K44, Cl. B, 3.685%, 1/25/48[1,3]	2,260,000	2,253,774
Series 2015-K45, Cl. B, 3.714%, 4/25/48[1,3]	4,000,000	3,927,088

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,3]	1,398,588	1,297,854

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.147%, 7/25/35[3]	577,145	570,963

Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0%, 1/17/34[1,4,5]	1,053,124	97

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.421%, 12/15/47[1,3]	1,415,000	1,418,949

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[3]	4,695,000	4,890,143
Series 2012-C6, Cl. E, 5.207%, 5/15/45[1,3]	2,055,000	2,132,154

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.556%, 7/25/35[3]	1,332,584	1,336,646

JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.624%, 9/26/36[1,3]	750,311	751,830

JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.562%, 8/15/46[1,3]	855,000	847,358

LB-UBS Commercial Mortgage Trust, Series 2007-C6, Cl. AM, 6.114%, 7/15/40[3]	3,510,000	3,773,131

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,3]	104,393	90,272

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Cl. E, 4.661%, 11/15/45[1,3]	2,355,000	2,391,354

Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	4,650,000	4,931,548
Series 2007-IQ15, Cl. AM, 5.907%, 6/11/49[3]	1,400,000	1,496,926

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 1.962%, 11/26/36[1,3]	3,253,617	3,187,027

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.378%, 6/26/46[1,3]	1,135,456	1,145,507

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.264%, 7/26/45[1,3]	354,967	354,337

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.357%, 8/25/34[3]	170,130	169,112

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.889%, 5/10/63[1,3]	380,000	389,738

8      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Cl. AM, 5.317%, 12/15/44[3]	$1,005,000	$ 1,018,679
Series 2007-C30, Cl. AM, 5.383%, 12/15/43	850,000	899,194

WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.344%, 12/25/35[3]	215,420	208,807
Series 2005-AR16, Cl. 1A1, 2.338%, 12/25/35[3]	931,756	888,600

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.617%, 2/25/35[3]	3,077,151	3,100,986
Series 2005-AR10, Cl. 1A1, 2.646%, 6/25/35[3]	3,140,923	3,218,030
Series 2006-AR7, Cl. 2A4, 2.732%, 5/25/36[3]	27,122	25,946
Series 2006-AR8, Cl. 2A4, 2.623%, 4/25/36[3]	510,755	499,511

WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.457%, 12/15/45[1,3]	1,525,000	1,512,138
Series 2012-C7, Cl. E, 4.844%, 6/15/45[1,3]	710,000	731,504
Series 2012-C8, Cl. E, 4.876%, 8/15/45[1,3]	2,840,000	2,945,695
Series 2013-C11, Cl. D, 4.181%, 3/15/45[1,3]	651,000	640,535
Series 2013-C15, Cl. D, 4.482%, 8/15/46[1,3]	1,250,000	1,216,871

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,4,5]	13,532,364	664,013

		141,834,245

Multi-Family—0.3%

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR15, Cl. 1A2, 2.613%, 9/25/35[3]	2,817,768	2,758,552

Residential—0.9%

Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[3]	2,286,668	2,282,191

CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[3]	5,100,000	5,315,531

CHL Mortgage Pass-Through Trust, Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,805,320	1,893,511

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.552%, 12/25/34[3]	145,348	144,075

RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	13,845	11,355

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.418%, 10/25/33[3]	632,086	646,649

		10,293,312

Total Mortgage-Backed Obligations (Cost $335,040,720)		345,888,720

U.S. Government Obligations—2.1%

Federal National Mortgage Assn. Nts., 1%, 9/27/17	9,489,000	9,535,278

United States Treasury Nts.:
2.00%, 9/30/20	9,948,000	10,157,843
2.50%, 8/15/23[8]	3,266,000	3,394,089

Total U.S. Government Obligations (Cost $22,565,570)		23,087,210

9      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Corporate Bonds and Notes—58.9%

Consumer Discretionary—10.1%

Auto Components—0.5%

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	$2,111,000	$ 2,110,633

TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17[2]	2,705,000	2,994,705

		5,105,338

Automobiles—2.7%

Daimler Finance North America LLC, 2.25% Sr. Unsec. Nts., 3/2/20[1]	2,100,000	2,097,541

Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	2,300,000	2,297,272
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,980,128
3.00% Sr. Unsec. Nts., 6/12/17	2,900,000	2,975,470

General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,603,180

Harley-Davidson Financial Services, Inc.:
2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,603,102
3.875% Sr. Unsec. Nts., 3/15/16[1]	1,340,000	1,374,025

Hyundai Capital America:
1.45% Sr. Unsec. Nts., 2/6/17[1]	2,484,000	2,482,460
1.625% Sr. Unsec. Nts., 10/2/15[1]	762,000	763,836
1.875% Unsec. Nts., 8/9/16[1]	1,000,000	1,009,263

Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,609,750

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	1,682,000	1,721,396

Volkswagen Group of America Finance LLC:
1.60% Sr. Unsec. Nts., 11/20/17[1]	2,000,000	2,011,722
2.40% Sr. Unsec. Nts., 5/22/20[1]	2,700,000	2,721,365

		29,250,510

Distributors—0.2%

JM Huber Corp., 9.875% Sr. Unsec. Nts., 11/1/19[1]	2,350,000	2,544,322

Hotels, Restaurants & Leisure—1.2%

Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	2,300,000	2,308,483

Carnival Corp., 3.95% Sr. Unsec. Nts., 10/15/20	2,500,000	2,660,775

Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	3,403,000	3,502,078

Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,084,804

Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	2,000,000	2,123,798

		13,679,938

Household Durables—1.1%

DR Horton, Inc., 3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,180,187

Jarden Corp., 7.50% Sr. Sub. Nts., 5/1/17	1,800,000	1,989,000

Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,357,500

Newell Rubbermaid, Inc., 2.875% Sr. Unsec. Nts., 12/1/19	2,340,000	2,385,712

Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,650,000	2,722,875

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	546,055
1.65% Sr. Unsec. Nts., 11/1/17	585,000	588,639

		11,769,968

Internet & Catalog Retail—0.2%

QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	2,000,000	2,012,470

10      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Leisure Equipment & Products—0.4%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	$4,160,000	$ 4,145,340

Media—2.9%

CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,188,942

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50% Sr. Unsec. Nts., 3/1/16	1,900,000	1,936,742
5.875% Sr. Unsec. Nts., 10/1/19	1,900,000	2,169,726

Historic TW, Inc., 8.05% Sr. Unsec. Nts., 1/15/16	344,000	358,780

Interpublic Group of Cos, Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,490,172

Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,588,424

Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,251,496

Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,124,264

Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,919,051
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,214,130

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	2,700,000	2,705,068

Viacom, Inc., 2.75% Sr. Unsec. Nts., 12/15/19	4,090,000	4,136,998

		31,083,793

Specialty Retail—0.7%

Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	2,506,000	2,651,348

L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	2,300,000	2,610,500

Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	1,900,000	2,009,250

		7,271,098

Textiles, Apparel & Luxury Goods—0.2%

Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,900,000	2,018,750

Consumer Staples—3.6%

Beverages—1.0%

Anheuser-Busch Cos. LLC, 5.50% Sr. Unsec. Nts., 1/15/18	2,100,000	2,325,555

Beam Suntory, Inc., 5.375% Sr. Unsec. Nts., 1/15/16	1,226,000	1,259,192

Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,655,000	2,678,231

FBG Finance Pty Ltd., 7.875% Sr. Unsec. Nts., 6/1/16[1]	2,200,000	2,344,421

Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	2,225,000	2,281,099

		10,888,498

Food & Staples Retailing—0.2%

Kroger Co. (The):
1.20% Sr. Unsec. Nts., 10/17/16	1,000,000	1,002,822
6.40% Sr. Unsec. Nts., 8/15/17	1,335,000	1,477,321

		2,480,143

Food Products—1.8%

Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	2,740,000	3,349,529

ConAgra Foods, Inc., 1.90% Sr. Unsec. Nts., 1/25/18	3,200,000	3,202,429

JM Smucker Co., 2.50% Sr. Unsec. Nts., 3/15/20[1]	2,000,000	2,017,464

Kraft Foods Group, Inc., 2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,540,773

Mondelez International, Inc., 2.25% Sr. Unsec. Nts., 2/1/19	4,153,000	4,205,070

11      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Food Products (Continued)

Tyson Foods, Inc.:
2.65% Sr. Unsec. Nts., 8/15/19	$2,000,000	$ 2,039,512
6.60% Sr. Unsec. Nts., 4/1/16	1,900,000	1,985,477

		19,340,254

Tobacco—0.6%

Altria Group, Inc., 2.625% Sr. Unsec. Nts., 1/14/20	2,500,000	2,520,132

Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	2,002,546

Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	1,929,000	2,124,205

		6,646,883

Energy—7.2%

Energy Equipment & Services—0.8%

Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,234,910

Nabors Industries, Inc., 6.15% Sr. Unsec. Nts., 2/15/18	1,800,000	1,951,020

Seadrill Ltd., 6.50% Sr. Unsec. Nts., 10/5/15	400,000	404,000

Weatherford International LLC, 6.35% Sr. Unsec. Nts., 6/15/17	3,070,000	3,299,559

		8,889,489

Oil, Gas & Consumable Fuels—6.4%

Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	2,300,000	2,295,835

Canadian Natural Resources Ltd.:
1.75% Sr. Unsec. Nts., 1/15/18	990,000	984,336
5.90% Sr. Unsec. Nts., 2/1/18	1,124,000	1,237,454

Cenovus Energy, Inc., 3.59% Sr. Unsec. Nts., 10/15/19	2,400,000	2,698,214

Chesapeake Energy Corp., 3.25% Sr. Unsec. Nts., 3/15/16	2,000,000	2,000,000

Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18[1]	2,000,000	2,019,382

Concho Resources, Inc., 5.50% Sr. Unsec. Nts., 10/1/22	2,600,000	2,652,000

DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,521,486

DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,727,973

Energy Transfer Equity LP, 7.50% Sr. Sec. Nts., 10/15/20	2,350,000	2,696,625

EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,200,000	2,197,076

Enterprise Products Operating LLC, 2.55% Sr. Unsec. Nts., 10/15/19	3,000,000	3,038,895

EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	2,000,000	2,136,956

Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Unsec. Nts., 10/1/20[1]	1,950,000	2,130,375

Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,604,179

Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,700,842

Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,613,858

NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,250,000	2,523,533

Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	3,954,000	4,053,878

Phillips 66, 2.95% Sr. Unsec. Nts., 5/1/17	1,611,000	1,660,471

Phillips 66 Partners LP, 2.646% Sr. Unsec. Nts., 2/15/20	1,000,000	996,264

Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,018,000	1,108,804

Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	1,900,000	1,905,508

Range Resources Corp., 6.75% Sr. Sub. Nts., 8/1/20	1,900,000	1,980,750

Southwestern Energy Co.:
3.30% Sr. Unsec. Nts., 1/23/18	3,000,000	3,086,040

12      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Southwestern Energy Co.: (Continued)
4.05% Sr. Unsec. Nts., 1/23/20	$1,550,000	$ 1,606,697

Spectra Energy Partners LP:
2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	2,058,126
4.60% Sr. Unsec. Nts., 6/15/21	1,000,000	1,081,621

Whiting Canadian Holding Co. ULC, 8.125% Sr. Unsec. Nts., 12/1/19	1,900,000	2,023,500

Williams Partners LP, 4.125% Sr. Unsec. Nts., 11/15/20	2,500,000	2,643,073

Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,659,340

		68,643,091

Financials—15.4%

Capital Markets—2.5%

Credit Suisse, New York, 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,024,960

Goldman Sachs Group, Inc. (The), 2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,213,999

Lazard Group LLC, 6.85% Sr. Unsec. Nts., 6/15/17	1,164,000	1,277,129

Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,036,282

Macquarie Bank Ltd., 2.60% Sr. Unsec. Nts., 6/24/19[1]	3,400,000	3,445,774

Morgan Stanley, 2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	5,053,325

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,190,000	3,219,511

UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[3,9]	3,500,000	3,631,250

		26,902,230

Commercial Banks—5.1%

Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,176,755
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,277,925

Barclays plc, 2.75% Sr. Unsec. Nts., 11/8/19	4,100,000	4,147,539

CIT Group, Inc., 3.875% Sr. Unsec. Nts., 2/19/19	2,600,000	2,613,000

Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	2,100,000	2,103,526
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,360,578

Commonwealth Bank of Australia, 2.30% Sr. Unsec. Nts., 9/6/19	3,700,000	3,733,555

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[2,3,9]	3,370,000	3,993,450

Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,028,863

HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[3]	4,500,000	4,561,875

JPMorgan Chase & Co., 2.25% Sr. Unsec. Nts., 1/23/20	4,200,000	4,180,525

Lloyds Bank plc, 1.75% Sr. Unsec. Nts., 5/14/18	2,700,000	2,705,009

Lloyds Banking Group plc, 5.92% Jr. Sub. Perpetual Bonds[1,3,9]	2,100,000	2,121,000

Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,3,9]	2,700,000	2,812,050

Regions Financial Corp., 2% Sr. Unsec. Nts., 5/15/18	3,800,000	3,802,683

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U3,9	2,300,000	2,495,500

Santander Bank NA, 2% Sr. Unsec. Nts., 1/12/18	2,000,000	2,008,968

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,3,9]	1,900,000	1,987,875

		55,110,676

13      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Consumer Finance—0.8%

Ally Financial, Inc., 4.625% Sr. Unsec. Nts., 5/19/22	$2,700,000	$ 2,703,375

Capital One NA, 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	4,005,436

Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	2,190,000	2,194,130

		8,902,941

Diversified Financial Services—0.9%

INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,871,000

McGraw Hill Financial, Inc., 5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,193,018

Moody’s Corp., 2.75% Sr. Unsec. Nts., 7/15/19	2,872,000	2,919,741

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	1,900,000	1,912,662

		9,896,421

Insurance—2.8%

AXA Equitable Life Insurance Co., 7.70% Sub. Nts., 12/1/15[1]	2,000,000	2,062,980

AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	2,000,000	2,015,876

Liberty Mutual Group, Inc., 6.70% Sr. Unsec. Nts., 8/15/16[1]	2,400,000	2,558,018

Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[3]	4,176,000	3,841,920

MetLife, Inc., 1.903% Sr. Unsec. Nts., 12/15/17	3,000,000	3,020,217

Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	3,400,000	3,424,953

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,3,9]	4,100,000	4,243,295

TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,588,591

ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,3]	4,130,000	4,403,613

		30,159,463

Real Estate Investment Trusts (REITs)—3.0%

American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	500,000	497,542
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,202,008

AvalonBay Communities, Inc., 6.10% Sr. Unsec. Nts., 3/15/20	2,250,000	2,615,612

BioMed Realty LP:
2.625% Sr. Unsec. Nts., 5/1/19	100,000	100,489
6.125% Sr. Unsec. Nts., 4/15/20	3,600,000	4,111,722

Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	2,600,000	2,652,000

First Industrial LP, 7.50% Sr. Unsec. Nts., 12/1/17	2,266,000	2,533,200

Highwoods Realty LP, 7.50% Sr. Unsec. Nts., 4/15/18	2,260,000	2,605,592

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,506,000	1,595,063

Mack-Cali Realty LP, 5.80% Sr. Unsec. Nts., 1/15/16	2,000,000	2,049,748

Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,269,476

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	815,000	814,888

Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,767,633

Vornado Realty LP, 2.50% Sr. Unsec. Nts., 6/30/19	2,600,000	2,624,105

WEA Finance LLC/Westfield UK & Europe Finance plc, 2.70% Unsec. Nts., 9/17/19[1]	4,000,000	4,049,968

		32,489,046

Real Estate Management & Development—0.3%

Brookfield Asset Management, Inc., 5.80% Sr. Unsec. Nts., 4/25/17	2,471,000	2,667,850

14      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Health Care—2.9%

Health Care Equipment & Supplies—1.2%

Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	$2,125,000	$ 2,130,614
2.675% Sr. Unsec. Nts., 12/15/19	2,000,000	2,032,464

Boston Scientific Corp.:
2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,012,264
6.25% Sr. Unsec. Nts., 11/15/15	420,000	430,843

DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,438,000	2,481,184

Zimmer Holdings, Inc., 2.70% Sr. Unsec. Nts., 4/1/20	2,500,000	2,519,315

		12,606,684

Health Care Providers & Services—0.4%

Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	2,100,000	2,099,120

Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	2,000,000	2,009,512

		4,108,632

Life Sciences Tools & Services—0.0%

Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	137,000	139,172

Pharmaceuticals—1.3%

AbbVie, Inc., 1.80% Sr. Unsec. Nts., 5/14/18	2,700,000	2,704,617

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,343,746
2.35% Sr. Unsec. Nts., 3/12/18	5,000,000	5,059,780

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,050,000	2,065,375

Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	3,355,000	3,372,265

		14,545,783

Industrials—5.4%

Aerospace & Defense—0.4%

L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	553,000	548,738
3.95% Sr. Unsec. Nts., 11/15/16	1,700,000	1,756,596

Textron, Inc., 4.625% Sr. Unsec. Nts., 9/21/16	1,850,000	1,930,301

		4,235,635

Building Products—0.3%

Masco Corp.:
5.85% Sr. Unsec. Nts., 3/15/17	1,900,000	2,026,540
6.125% Sr. Unsec. Nts., 10/3/16	600,000	640,500

Owens Corning, 6.50% Sr. Unsec. Nts., 12/1/16	78,000	83,347

		2,750,387

Commercial Services & Supplies—0.6%

Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,130,000	2,199,225

Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,125,387

RR Donnelley & Sons Co., 7% Sr. Unsec. Nts., 2/15/22	2,400,000	2,631,000

		6,955,612

15      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrial Conglomerates—0.8%

GE Capital Trust I, 6.375% Sub. Nts., 11/15/67[3]	$7,600,000	$8,279,250

Machinery—1.4%

CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	2,600,000	2,619,500

Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,564,600

Ingersoll-Rand Global Holding Co. Ltd., 2.875% Sr. Unsec. Nts., 1/15/19	3,490,000	3,571,931

Joy Global, Inc., 6% Sr. Unsec. Nts., 11/15/16	464,000	494,061

Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	3,127,000	3,215,272

Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	2,400,000	2,470,550

		14,935,914

Marine—0.2%

AP Moeller-Maersk AS, 2.55% Unsec. Nts., 9/22/19[1]	2,500,000	2,550,587

Professional Services—0.2%

Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,645,000	2,697,900

Road & Rail—1.0%

ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1]	2,300,000	2,559,856

Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	1,500,000	1,514,712
3.05% Sr. Unsec. Nts., 1/9/20[1]	2,000,000	2,029,062

Ryder System, Inc.:
2.65% Unsec. Nts., 3/2/20	2,000,000	2,019,632
7.20% Sr. Unsec. Nts., 9/1/15	2,200,000	2,233,856

		10,357,118

Trading Companies & Distributors—0.5%

Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,000,000	2,988,750

International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,255,000	2,471,706

		5,460,456

Information Technology—3.2%

Communications Equipment—0.4%

Harris Corp., 1.999% Sr. Unsec. Nts., 4/27/18	3,800,000	3,807,855

Electronic Equipment, Instruments, & Components—0.9%

Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,308,370

Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	561,118

Avnet, Inc., 6% Sr. Unsec. Nts., 9/1/15	2,800,000	2,832,973

Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19[1]	4,000,000	4,031,196

		9,733,657

Internet Software & Services—0.2%

IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	2,350,000	2,441,062

16      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

IT Services—0.7%

Fidelity National Information Services, Inc., 1.45% Sr. Unsec. Nts., 6/5/17	$2,066,000	$2,067,130

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,900,000	2,915,040

Xerox Business Services LLC, 5.20% Sr. Unsec. Nts., 6/1/15	1,500,000	1,500,000

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	900,000	925,323
6.75% Sr. Unsec. Nts., 2/1/17	452,000	491,735

		7,899,228

Semiconductors & Semiconductor Equipment—0.4%

Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,415,763

NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	2,100,000	2,139,375

		4,555,138

Technology Hardware, Storage & Peripherals—0.6%

Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,598,000

Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	3,535,000	3,587,636

		6,185,636

Materials—3.7%

Chemicals—1.7%

Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	2,018,104

Ashland, Inc., 3% Sr. Unsec. Nts., 3/15/16	2,300,000	2,323,000

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 2.45% Sr. Unsec. Nts., 5/1/20[1]	4,300,000	4,340,596

Eastman Chemical Co., 2.70% Sr. Unsec. Nts., 1/15/20	2,650,000	2,675,284

LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	2,100,000	2,303,679

Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	2,600,000	2,635,524

RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,220,786

		18,516,973

Containers & Packaging—0.5%

Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,684,258

Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,600,000	2,691,000

		5,375,258

Metals & Mining—1.5%

Alcoa, Inc., 6.15% Sr. Unsec. Nts., 8/15/20	2,350,000	2,646,460

ArcelorMittal, 4.50% Sr. Unsec. Nts., 3/1/16	2,287,000	2,338,458

Freeport-McMoRan, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	2,250,000	2,242,136

Glencore Canada Corp., 6% Sr. Unsec. Unsub. Nts., 10/15/15	303,000	308,314

Glencore Finance Canada Ltd., 2.05% Sr. Unsec. Nts., 10/23/15[1]	1,350,000	1,354,447

Glencore Funding LLC:
2.50% Sr. Unsec. Nts., 1/15/19[1]	1,400,000	1,399,941
2.875% Sr. Unsec. Nts., 4/16/20[1]	2,000,000	1,991,330

Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	2,000,000	2,015,096

Teck Resources Ltd., 2.50% Sr. Unsec. Nts., 2/1/18	2,200,000	2,190,434

		16,486,616

17      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Telecommunication Services—3.5%

Diversified Telecommunication Services—2.8%

AT&T, Inc., 5.80% Sr. Unsec. Nts., 2/15/19	$3,700,000	$4,176,908

British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,227,218

CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,199,750

Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	3,860,000	4,005,487

Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	1,830,000	1,962,675

Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	2,400,000	2,452,445

Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,158,875

Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,307,488

T-Mobile USA, Inc., 5.25% Sr. Unsec. Nts., 9/1/18	2,100,000	2,176,125

Verizon Communications, Inc., 4.50% Sr. Unsec. Nts., 9/15/20	3,800,000	4,147,111

Windstream Services LLC, 7.875% Sr. Unsec. Nts., 11/1/17	1,850,000	2,000,312

		30,814,394

Wireless Telecommunication Services—0.7%

Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	3,650,000	4,212,965

Vodafone Group plc, 5.625% Sr. Unsec. Nts., 2/27/17	3,148,000	3,372,248

		7,585,213

Utilities—3.9%

Electric Utilities—2.6%

EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	2,350,000	2,551,334

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	3,031,768

Entergy Texas, Inc., 3.60% Sec. Nts., 6/1/15	509,000	509,000

Exelon Generation Co. LLC, 2.95% Sr. Unsec. Nts., 1/15/20	2,600,000	2,638,015

Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	2,368,000	2,586,071

Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,218,824

ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,911,464

NextEra Energy Capital Holdings, Inc.:
2.40% Sr. Unsec. Nts., 9/15/19	2,600,000	2,623,254
7.875% Sr. Unsec. Nts., 12/15/15	399,000	412,995

PPL WEM Holdings Ltd., 3.90% Sr. Unsec. Nts., 5/1/16[1]	3,250,000	3,330,220

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,610,008

Southern Power Co., 2.375% Sr. Unsec. Nts., 6/1/20	2,700,000	2,711,124

Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,681,992

		28,816,069

Gas Utilities—0.3%

Florida Gas Transmission Co. LLC, 4% Sr. Unsec. Nts., 7/15/15[1]	3,050,000	3,061,477

Independent Power and Renewable Electricity Producers—0.3%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,172,000	3,203,333

Multi-Utilities—0.7%

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,345,224

CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	2,200,000	2,436,808

PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	2,750,000	2,781,254

		7,563,286

Total Corporate Bonds and Notes (Cost $632,708,784)		637,566,837

18      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—0.9%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[10,11] (Cost $9,429,723)	9,429,723	$9,429,723

Total Investments, at Value (Cost $1,154,467,730)	108.2%	1,171,615,698

Net Other Assets (Liabilities)	(8.2)	(89,178,423)

Net Assets	100.0%	$ 1,082,437,275

Footnotes to Statement of Investments

*May 29, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $301,067,058 or 27.81% of the Fund’s net assets as of May 29, 2015.

2. Restricted security. The aggregate value of restricted securities as of May 29, 2015 was $23,240,871, which represents 2.15% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation

Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 2.617%, 3/26/36	3/6/15-5/13/15	$3,030,134	$3,031,105	$971
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds	10/27/14-11/13/14	3,852,007	3,993,450	141,443
Drive Auto Receivables Trust, Series 2015-AA, Cl. C, 3.06%, 5/17/21	3/12/15	1,739,762	1,762,653	22,891
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	6/24/13	2,673,000	2,812,050	139,050
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds	6/24/13-12/1/14	4,146,037	4,243,295	97,258
TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17	9/20/13	2,921,977	2,994,705	72,728
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	2/20/14-12/8/14	4,335,559	4,403,613	68,054

		$22,698,476	$23,240,871	$542,395

3. Represents the current interest rate for a variable or increasing rate security.

4. Interest rate is less than 0.0005%.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,239,462 or 1.22% of the Fund’s net assets as of May 29, 2015.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after May 29, 2015. See Note 4 of the accompanying Notes.

19      Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $101,086 or 0.01% of the Fund’s net assets as of May 29, 2015.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,623,980. See Note 5 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Rate shown is the 7-day yield as of May 29, 2015.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended May 29, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions	Gross Reductions	Shares May 29, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	10,925,718	336,836,943	338,332,938	9,429,723

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$9,429,723	$13,429

a. August 29, 2014 represent the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

Futures Contracts as of May 29, 2015
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	9/21/15	27	$4,201,875	$ 11,943
United States Treasury Nts., 2 yr.	CBT	Buy	9/30/15	259	56,684,578	61,873
United States Treasury Nts., 5 yr.	CBT	Sell	9/30/15	95	11,374,023	(36,086)
United States Treasury Nts., 10 yr.	CBT	Sell	9/21/15	1,409	179,911,688	(1,036,128)

						$ (998,398)

Glossary:
Exchange Abbreviations
CBT	Chicago Board of Trade

20      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS May 29, 2015 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the

21      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

22      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

23      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of May 29, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$155,643,208	$—	$155,643,208
Mortgage-Backed Obligations	—	345,678,231	210,489	345,888,720
U.S. Government Obligations	—	23,087,210	—	23,087,210
Corporate Bonds and Notes	—	637,566,837	—	637,566,837
Investment Company	9,429,723	—	—	9,429,723

Total Investments, at Value	9,429,723	1,161,975,486	210,489	1,171,615,698
Other Financial Instruments:
Futures contracts	73,816	—	—	73,816

Total Assets	$9,503,539	$1,161,975,486	$210,489	$1,171,689,514

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,072,214)	$—	$—	$(1,072,214)

Total Liabilities	$(1,072,214)	$—	$—	$(1,072,214)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$(255,079)	$255,079

Total Assets	$(255,079)	$255,079

*Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional

24      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 29, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$180,839,260
Sold securities	83,045,807

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the

25      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Restricted Securities. As of May 29, 2015, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

26      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and

27      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended May 29, 2015, the Fund had an ending monthly average market value of $48,088,641 and $173,858,132 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption

28      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the period ended May 29, 2015, the Fund had an ending monthly average market value of $29,340 on written swaptions.

Written swaption activity for the period ended May 29, 2015 was as follows:

	Notional Amount	Amount of Premiums

Swaptions outstanding as of August 29, 2014	—	$—
Swaptions written	200,000	340,000
Swaptions closed or expired	—	—
Swaptions exercised	(200,000)	(340,000)

Swaptions outstanding as of May 29, 2015	—	$—

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

29      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the

30      Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 29, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,154,588,730
Federal tax cost of other investments	(129,400,860)

Total federal tax cost	$1,025,187,870

Gross unrealized appreciation	$22,214,497
Gross unrealized depreciation	(6,185,927)

Net unrealized appreciation	$16,028,570

31      Oppenheimer Limited-Term Bond Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/29/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 7/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 7/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 7/9/2015